LEASES	9 Months Ended
Sep. 30, 2019
LEASES
LEASES

NOTE 4—LEASES

        On January 1, 2019, the Company adopted ASU 2016-02, which amended the previous guidance for lease accounting and related disclosure requirements. The new guidance requires the recognition of right-of-use assets and lease liabilities on the balance sheet for leases with terms greater than twelve months or leases that contain a purchase option that is reasonably certain to be exercised. Lessees are required to classify leases as either finance or operating leases. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease.

        The Company elected to utilize the package of practical expedients in ASC 842-10-65-1(f) that, upon adoption of ASU 2016-02, allowed entities to (1) not reassess whether any expired or existing contracts are or contain leases, (2) retain the classification of leases (e.g., operating or finance lease) existing as of the date of adoption and (3) not reassess initial direct costs for any existing leases.

        The Company adopted ASU 2016-02 using the modified retrospective method, and accordingly, the new guidance was applied to leases that existed as of January 1, 2019. This resulted in the recognition of lease liabilities of $8.7 million and right-of-use-assets of $8.5 million on January 1, 2019, which included the impact of eliminating prior year deferred rent. The adoption of ASU 2016-02 did not have a material impact on the Company's results of operations or cash flows.

        The Company primarily leases office space and related equipment, as well as equipment, modular units and vehicles directly used in providing services to our customers. The Company's leases have remaining lease terms of one to ten years. Most leases contain renewal options for varying periods, which are at the Company's sole discretion and included in the expected lease term if they are reasonably certain of being exercised. For leases beginning in 2019 and thereafter, the Company accounts for lease components, such as fixed payments including rent, real estate taxes, and insurance costs, separately from the non-lease components, such as common area maintenance costs.

        For leases with terms greater than twelve months, the Company records the related right-of-use assets and lease liabilities at the present value of the fixed lease payments over the term at the commencement date. The Company uses its incremental borrowing rate to determine the present value of the lease as the rate implicit in the lease is typically not readily determinable.

        Short-term leases (leases with an initial term of twelve months or less or leases that are cancelable by the lessee and lessor without significant penalties) are expensed on a straight-line basis over the lease term. The majority of the Company's short-term leases relate to equipment used in delivering services to its customers. These leases are entered into at agreed upon hourly, daily, weekly or monthly rental rates for an unspecified duration and typically have a termination for convenience provision. Such equipment leases are considered short-term in nature unless it is reasonably certain that the equipment will be leased for a term greater than twelve months.

        The components of lease expense for the three and nine months ended September 30, 2019 were as follows:

Lease Cost/(Sublease Income) (in thousands)	Three Months Ended September 30, 2019	Nine Months Ended September 30, 2019
Operating lease cost	$1,223	$3,669
Short-term lease cost	463	1,480
Sublease income	(38)	(86)

Total lease cost	$1,648	$5,063

        Lease cost related to finance leases was not significant for the three and nine months ended September 30, 2019.

        Information related to the Company's right-of-use assets and lease liabilities as of September 30, 2019 was as follows:

Lease Assets/Liabilities (in thousands)	Balance Sheet Classification	September 30, 2019
Lease Assets
Right-of-use assets	Other long-term assets	$6,349

Lease Liabilities
Short-term lease liabilities	Other current liabilities	$3,046
Long-term lease liabilities	Other long-term liabilities	3,495

Total lease liabilities		$6,541

        Supplemental information related to the Company's leases for the nine months ended September 30, 2019 was as follows:

(in thousands)	Nine Months Ended September 30, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash used by operating leases	$3,696
Right-of-use assets obtained in exchange for new operating lease liabilities	9,701
Right-of-use assets obtained in exchange for new finance lease liabilities	27
Weighted-average remaining lease term—operating leases	2.25 years
Weighted-average remaining lease term—finance leases	4.48 years
Weighted-average discount rate—operating leases	9%
Weighted-average discount rate—finance leases	9%

        Total remaining lease payments under the Company's operating and finance leases are as follows:

Year Ended December 31,	Operating Leases	Finance Leases
	(in thousands)
Remainder of 2019	$1,136	$1
2020	3,060	6
2021	2,208	6
2022	646	6
2023	144	6
Thereafter	1	1

Total lease payments	$7,195	$26
Less: interest	(678)	(1)

Present value of lease liabilities	$6,517	$25